SUPPLEMENTARY STATEMENTS OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2014
Supplementary Statement Of Operation Information [Abstract]
SUPPLEMENTARY STATEMENTS OF OPERATIONS INFORMATION
NOTE 10   SUPPLEMENTARY STATEMENTS OF OPERATIONS INFORMATION
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
a. Financial income (expenses), net
Foreign currency gains (losses), net	(3,104)	1,972	688
Bank charges	(199)	(117)	(113)
Loss from sales of marketable securities	(1,139)	(466)	(173)
	(4,442)	1,389	402

b.
The Israeli subsidiary receives grants from the Israeli Ministry of Industry, Trade and Labor, as part of an employment encouragement plan it takes part in. The grants are granted in respect of the Israeli subsidiary hiring new employees and subject to the conditions stipulated in the plan above mentioned. The Israeli subsidiary records these grants as a reduction of salary expenses. Total grants recorded during the years ended December 31, 2013 and 2012 were approximately $149 thousand and $94 thousand, respectively. No grants were recorded during the year ended December 31, 2014.